                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-2503
                                   ------------


                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      8/31
                         --------------
Date of reporting period:     2/28
                         --------------

    Semiannual Report

                                                         RIVERSOURCE [LOGO](R)
                                                               INVESTMENTS

    RIVERSOURCE(R)
    DIVERSIFIED BOND FUND

    SEMIANNUAL REPORT FOR
    THE PERIOD ENDED
    FEB. 28, 2007

>   RIVERSOURCE DIVERSIFIED BOND
    FUND SEEKS TO PROVIDE
    SHAREHOLDERS WITH A HIGH LEVEL
    OF CURRENT INCOME WHILE
    CONSERVING THE VALUE OF THE
    INVESTMENT FOR THE LONGEST
    PERIOD OF TIME.

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    5

Questions & Answers with Portfolio Management ..........................    8

Fund Expenses Example ..................................................   11

Investments in Securities ..............................................   14

Financial Statements ...................................................   33

Notes to Financial Statements ..........................................   39

Proxy Voting ...........................................................   62

                                    [LOGO]
                                 DALBAR RATED
                                     2007
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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2 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT FEB. 28, 2007

FUND OVERVIEW

RiverSource Diversified Bond Fund combines securities from all fixed income sectors including U.S. government bonds, corporate bonds and mortgage-backed securities. Although the Fund emphasizes high and medium quality bonds, it may add exposure to high yield bonds and foreign investments in an effort to achieve higher yield and/or capital appreciation. The Fund targets an intermediate-term portfolio duration.

SECTOR BREAKDOWN

Percentage of portfolio assets

Mortgage-Backed                                41.7%
Corporate Bonds(1)                             19.8%
Commercial Mortgage-Backed                     15.9%
U.S. Government Obligations & Agencies         14.2%         [PIE CHART]
Cash & Cash Equivalents(2)                      5.4%
Asset-Backed                                    2.8%
Foreign Government                              0.2%

(1)   Includes Financials 5.2%, Utilities 4.4%, Telecommunication 4.2%,
      Consumer Discretionary 1.5%, Consumer Staples 1.3%, Health Care 1.3%,
      Energy 1.2%, Industrials 0.4% and Materials 0.3%.

(2) Of the 5.4%, 2.4% is due to security lending activity and 3.0% is the Fund's cash equivalent position.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                                      77.6%
AA bonds                                        1.2%
A bonds                                         6.4%         [PIE CHART]
BBB bonds                                      10.6%
Non-investment grade bonds                      4.1%
Non-rated bonds                                 0.1%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings for 0.2% of the bond portfolio assets were determined through internal analysis.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bonds prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT FEB. 28, 2007

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

    DURATION
SHORT  INT.  LONG
        X        HIGH
        X        MEDIUM   QUALITY
                 LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGERS

                                                               YEARS IN INDUSTRY
Jamie Jackson, CFA                                                     19
Scott Kirby                                                            28
Tom Murphy, CFA                                                        21
Nicholas Pifer, CFA                                                    17
Jennifer Ponce de Leon                                                 18

FUND FACTS

                                            TICKER SYMBOL       INCEPTION DATE
Class A                                         INBNX                10/3/74
Class B                                         ININX                3/20/95
Class C                                         AXBCX                6/26/00
Class I                                         RDBIX                 3/4/04
Class R2                                           --               12/11/06
Class R3                                           --               12/11/06
Class R4(1)                                     IDBYX                3/20/95
Class R5                                           --               12/11/06
Class W                                            --                12/1/06

Total net assets                                              $2.754 billion

Number of holdings                                                       497

Weighted average life(2)                                           6.0 years

Effective duration(3)                                              4.2 years

Weighted average bond rating(4)                                          AA+

(1)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(2) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(3) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(4) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


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4 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                 For the six-month period ended Feb. 28, 2007

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Diversified Bond Fund Class A (excluding sales charge)      +4.72%
Lehman Brothers Aggregate Bond Index(1) (unmanaged)                     +3.66%
Lipper Intermediate Investment Grade Index(2)                           +3.76%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding
Lipper) and taxes.

It is not possible to invest directly in an index.

(1) Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Intermediate Investment Grade Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                      TOTAL     NET EXPENSES(a)
Class A                                               0.97%          0.89%
Class B                                               1.74%          1.65%
Class C                                               1.74%          1.66%
Class I                                               0.53%          0.53%
Class R2(b)                                           1.35%          1.32%
Class R3(b)                                           1.10%          1.07%
Class R4(b)                                           0.85%          0.73%
Class R5(b)                                           0.60%          0.57%
Class W(b)                                            1.00%          0.97%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.65% for Class B; 1.66% for Class C; 0.54% for Class I; 1.32% for Class R2; 1.07% for Class R3;
      0.73% for Class R4; 0.57% for Class R5; and 0.97% for Class W.

(b) Effective Dec. 11, 2006, Class Y was renamed Class R4. Inception date for Class R2, Class R3 and Class R5 is Dec. 11, 2006. Inception date for
      Class W is Dec. 1, 2006. For Class R2, Class R3, Class R5 and Class W, expenses are based on estimated amounts for the current fiscal year.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT FEB. 28, 2007

                                                                                       SINCE
                                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Without sales charge
Class A (inception 10/3/74)        +4.72%    +6.53%    +3.87%    +4.49%    +5.20%      +9.19%
Class B (inception 3/20/95)        +4.34%    +5.72%    +3.09%    +3.70%    +4.41%      +5.45%
Class C (inception 6/26/00)        +4.33%    +5.49%    +3.08%    +3.69%      N/A       +4.78%
Class I (inception 3/4/04)         +4.90%    +6.68%      N/A       N/A       N/A       +4.31%
Class R2 (inception 12/11/06)        N/A       N/A       N/A       N/A       N/A       +2.14%*
Class R3 (inception 12/11/06)        N/A       N/A       N/A       N/A       N/A       +2.20%*
Class R4** (inception 3/20/95)     +4.60%    +6.49%    +3.97%    +4.61%    +5.33%      +6.39%
Class R5 (inception 12/11/06)        N/A       N/A       N/A       N/A       N/A       +2.30%*
Class W (inception 12/1/06)          N/A       N/A       N/A       N/A       N/A       +2.00%*
With sales charge
Class A (inception 10/3/74)        -0.25%    +1.46%    +2.20%    +3.48%    +4.69%      +9.03%
Class B (inception 3/20/95)        -0.66%    +0.72%    +1.83%    +3.35%    +4.41%      +5.45%
Class C (inception 6/26/00)        +3.33%    +4.49%    +3.08%    +3.69%      N/A       +4.78%


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6 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT MARCH 31, 2007

                                                                                       SINCE
                                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Without sales charge
Class A (inception 10/3/74)       +3.83%     +7.40%    +3.59%    +4.73%    +5.33%     +9.16%
Class B (inception 3/20/95)       +3.44%     +6.60%    +2.81%    +3.94%    +4.53%     +5.40%
Class C (inception 6/26/00)       +3.43%     +6.59%    +2.81%    +3.89%      N/A      +4.70%
Class I (inception 3/4/04)        +4.01%     +7.78%    +4.02%      N/A       N/A      +4.24%
Class R2 (inception 12/11/06)       N/A        N/A       N/A       N/A       N/A      +2.03%*
Class R3 (inception 12/11/06)       N/A        N/A       N/A       N/A       N/A      +2.11%*
Class R4** (inception 3/20/95)    +3.70%     +7.36%    +3.69%    +4.86%    +5.45%     +6.34%
Class R5 (inception 12/11/06)       N/A        N/A       N/A       N/A       N/A      +2.26%*
Class W (inception 12/1/06)         N/A        N/A       N/A       N/A       N/A      +1.90%*
With sales charge
Class A (inception 10/3/74)       -1.11%     +2.30%    +1.93%    +3.72%    +4.81%     +9.00%
Class B (inception 3/20/95)       -1.56%     +1.60%    +1.56%    +3.60%    +4.53%     +5.40%
Class C (inception 6/26/00)       +2.43%     +5.59%    +2.81%    +3.89%      N/A      +4.70%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and
Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *    Not annualized.

**    Effective Dec. 11, 2006, Class Y was renamed Class R4.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, the portfolio management team for RiverSource Diversified Bond Fund discusses the Fund's results and positioning for the six months ended Feb. 28, 2007.

Q: How did RiverSource Diversified Bond Fund perform for the semiannual period?

A: RiverSource Diversified Bond Fund's Class A shares (excluding sales charge) returned 4.72% for the six months ended Feb. 28, 2007. The Fund outperformed its benchmark, the Lehman Brothers Aggregate Bond Index (Lehman Index), which gained 3.66%. The Fund also outperformed its peer group, as represented by the Lipper Intermediate Investment Grade Index, which returned 3.76% during the same period.

      THE FUND OUTPERFORMED ITS BENCHMARK AND PEER GROUP DUE PRIMARILY TO ISSUE SELECTION WITHIN COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS), MORTGAGE-BACKED SECURITIES AND INVESTMENT GRADE CORPORATE BONDS.

Q:    What factors most significantly affected the Fund's performance?

A: The Fund outperformed its benchmark and peer group due primarily to issue selection within commercial mortgage-backed securities (CMBS), mortgage-backed securities and investment grade corporate bonds. The Fund's exposure to high yield corporate bonds, including bank loans, supported the Fund's results as well, as this sector outpaced the Lehman Index during the period. The Fund also benefited significantly from the payment it received during the period as part of the settlement of the WorldCom class action case.

      Interest rates fell in near unison across the yield curve, or range of maturities, as the market reacted to mixed economic data releases. Also supporting the fixed income market rally was the growing concern that weakness in the housing market might spread into the broader economy. The Federal Reserve Board (the Fed) kept the targeted federal funds rate, an interest rate that affects short-term rates, on hold at 5.25% throughout the period. The late-February equity market sell-off saw investors shed riskier assets across all markets. All told, the yield on the 10-year U.S. Treasury declined approximately 17 basis points (0.17%) over the six months, and most other maturity Treasuries fell by a similar amount.


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8 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      Given the declining interest rate environment during the six months, the Fund's defensive posture on duration detracted from returns. We implemented this duration strategy because in the months after Fed policy went on hold, we believed rates declined to levels that appeared too low given our view that the economy would slow. Rather than rising as we had anticipated, rates continued to fall through the period. Duration is a measure of the Fund's sensitivity to interest rate changes.

Q:    What changes did you make to the Fund's portfolio during the period?

A: We moderately reduced the Fund's sizable position in mortgage-backed securities during the period, while maintaining its emphasis on prime adjustable rate mortgages (ARMs) and prime agency pass-through mortgages. Pass-through mortgages consist of a pool of residential mortgage loans, where homeowners' monthly payments of principal, interest and prepayments pass from the original bank through a government agency or investment bank to investors.

      We modestly increased the Fund's exposure to high yield corporate bonds, including bank loans. We expect high yield corporate bonds to perform well during the coming months, as we expect that default rates should remain low and the demand for yield should remain rather high. We also increased the Fund's allocation of investment grade corporate bonds, as we viewed the recent volatility within the fixed income sector as a buying opportunity. The Fund's portfolio turnover rate for the semiannual period was 134%.*

* A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transactions costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall Fund.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 9

QUESTIONS & ANSWERS

      WE EXPECT HIGH YIELD CORPORATE BONDS TO PERFORM WELL DURING THE COMING MONTHS, AS WE EXPECT THAT DEFAULT RATES SHOULD REMAIN LOW AND THE DEMAND FOR YIELD SHOULD REMAIN RATHER HIGH.

Q:    What is the Fund's tactical view and strategy for the months ahead?

A: We believe the primary questions facing the fixed income market at the end of February centered on the strength of the economy and the direction of Fed policy going forward. Until there is more clarity surrounding these questions, volatility within the U.S. bond market will likely remain high. At the same time, as long as the equity market also remains volatile, we believe the heightened risk aversion among investors will continue to benefit the higher quality segments of the fixed income market. While there are some concerns over whether and how the problems in subprime mortgages might impact the broader mortgage sector, or indeed the broader economy, for the time being, the problems seem largely contained within the subprime mortgage sector, which represents only about 15% of the total mortgage securities market.

      Given our view that rates are too low and will ultimately move higher, we intend to maintain the Fund's current short duration positioning compared to the Lehman Index for the near term. In the non-Treasury sectors, we intend to maintain the Fund's significant allocation to CMBS and to favor select higher quality industries within the investment grade bond sector. We further expect to maintain the Fund's exposure to mortgage-backed securities but to stay defensively positioned in ARMs and premium coupon securities, which are expected to perform well in a rising rate environment. At the end of February, the Fund had no exposure to emerging market bonds. As always, we will maintain a disciplined focus on individual security selection.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


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10 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Feb. 28, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 11

                                    BEGINNING        ENDING         EXPENSES
                                  ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                  SEPT. 1, 2006   FEB. 28, 2007   THE PERIOD(a)    EXPENSE RATIO
Class A
   Actual(b)                        $  1,000        $ 1,047.20     $    4.52             .89%
   Hypothetical
   (5% return before expenses)      $  1,000        $ 1,020.38     $    4.46             .89%
Class B
   Actual(b)                        $  1,000        $ 1,043.40     $    8.36            1.65%
   Hypothetical
   (5% return before expenses)      $  1,000        $ 1,016.61     $    8.25            1.65%
Class C
   Actual(b)                        $  1,000        $ 1,043.30     $    8.36            1.65%
   Hypothetical
   (5% return before expenses)      $  1,000        $ 1,016.61     $    8.25            1.65%
Class I
   Actual(b)                        $  1,000        $ 1,049.00     $    2.74             .54%
   Hypothetical
   (5% return before expenses)      $  1,000        $ 1,022.12     $    2.71             .54%
Class R2
   Actual(c)                             N/A               N/A           N/A             N/A
   Hypothetical
   (5% return before expenses)      $  1,000        $ 1,018.25     $    6.61            1.32%
Class R3
   Actual(c)                             N/A               N/A           N/A             N/A
   Hypothetical
   (5% return before expenses)      $  1,000        $ 1,019.49     $    5.36            1.07%
Class R4
   Actual(b)                        $  1,000        $ 1,046.00     $    3.70(d)          .73%
   Hypothetical
   (5% return before expenses)      $  1,000        $ 1,021.17     $    3.66(d)          .73%


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12 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

                                    BEGINNING        ENDING          EXPENSES
                                  ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING      ANNUALIZED
                                  SEPT. 1, 2006   FEB. 28, 2007    THE PERIOD(a)    EXPENSE RATIO
Class R5
   Actual(c)                               N/A             N/A              N/A          N/A
   Hypothetical
   (5% return before expenses)     $     1,000     $  1,021.97     $       2.86          .57%
Class W
   Actual(c)                               N/A             N/A              N/A          N/A
   Hypothetical
   (5% return before expenses)     $     1,000     $  1,020.08     $       4.76          .95%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Feb. 28, 2007:
      +4.72% for Class A, +4.34% for Class B, +4.33% for Class C, +4.90% for
      Class I and 4.60% Class R4.

(c) The actual values and expenses paid are not presented because Class R2, Class R3, Class R5 and Class W do not have a full six months of history.
      The inception date of Class R2, Class R3 and Class R5 is Dec. 11, 2006.
      The inception date of Class W is Dec. 1, 2006.

(d) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from an account-based fee to an asset-based fee, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board, such that net expenses, (excluding fees and expenses of acquired funds), will not exceed 0.73% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes were effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Feb. 28, 2007, the actual and hypothetical expenses paid for Class R4 would have been the same as presented in the table above.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 13

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (97.9%)

ISSUER                                  COUPON      PRINCIPAL                  VALUE(a)
                                         RATE         AMOUNT
SOVEREIGN (0.2%)
United Mexican States
      09-27-34                           6.75%     $  5,310,000(c)      $     5,795,865
---------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS &
   AGENCIES (15.0%)
Federal Farm Credit Bank
      10-10-08                           4.25        13,285,000              13,173,712
Federal Home Loan Bank
      02-13-08                           5.25        29,685,000              29,742,619
      06-18-08                           5.13        37,180,000              37,289,159
Federal Home Loan Mtge Corp
      06-15-08                           3.88        29,840,000              29,419,853
      10-15-08                           5.13        25,085,000              25,195,725
      03-15-09                           5.75         9,385,000               9,547,032
      07-15-09                           4.25        10,000,000               9,868,240
Federal Natl Mtge Assn
      09-15-07                           4.25        24,930,000              24,802,608
      01-15-08                           4.63        15,565,000              15,502,510
      08-15-08                           3.25        86,170,000              84,097,611
      10-15-08                           4.50        19,250,000              19,158,409
Overseas Private Investment
   U.S. Govt Guaranty Series 1996A
      09-15-08                           6.99         2,222,222               2,252,489
U.S. Treasury
      01-31-09                           4.88         3,365,000               3,378,144
      02-15-10                           4.75         6,650,000               6,686,369
      02-29-12                           4.63         9,500,000(b)            9,547,500
      02-15-17                           4.63        57,570,000(o)           57,902,811
      02-15-26                           6.00        27,538,000(m)           31,696,679
                                                                        ---------------
Total                                                                       409,261,470
---------------------------------------------------------------------------------------

ASSET-BACKED (2.9%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
      09-15-10                           2.84         4,200,000               4,153,698
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl D
      04-20-11                           6.15         2,500,000(d)            2,552,345

BONDS (CONTINUED)

ISSUER                                  COUPON      PRINCIPAL                  VALUE(a)
                                         RATE         AMOUNT
ASSET-BACKED (CONT.)
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1 Cl AIO
      07-25-08                           5.62%     $ 14,700,000(g)      $     1,951,770
Countrywide Asset-backed Ctfs
   Series 2005-10 Cl AF6
      02-25-36                           4.91         1,865,000               1,833,387
Countrywide Asset-backed Ctfs
   Series 2006-4 Cl 1A1M
      07-25-36                           5.58         2,999,298(i)            3,002,661
Drive Auto Receivables Trust
   Series 2006-2 Cl A2 (MBIA)
      07-15-11                           5.30         6,525,000(d,e)          6,544,771
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31                           5.78         8,875,000(d,e)          9,074,324
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
      06-15-11                           5.50        22,200,000(i)           22,216,343
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
      05-25-09                           2.85         2,600,000(d,e)          2,543,890
Metris Master Trust
   Series 2005-1A Cl D
      03-21-11                           7.22         1,375,000(d,i)          1,376,367
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
      08-25-11                           5.89         8,875,000(g)            2,058,121
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
      01-25-12                           0.00        13,900,000(g)            4,033,919
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-4 Cl AIO
      02-27-12                           5.45        11,700,000(g)            3,167,775

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                  COUPON      PRINCIPAL                  VALUE(a)
                                         RATE         AMOUNT
ASSET-BACKED (CONT.)
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
      06-25-35                           4.49%     $  3,615,000         $     3,586,652
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
      02-25-36                           5.57         4,670,000               4,649,686
Residential Asset Securities
   Series 2006-KS1 Cl A2
      02-25-36                           5.46         7,225,000(i)            7,228,389
WFS Financial Owner Trust
   Series 2004-1 Cl D
      08-22-11                           3.17           386,259                 383,878
                                                                        ---------------
Total                                                                        80,357,976
---------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (16.7%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42                           4.89         4,850,000               4,848,126
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
      07-10-45                           4.87         4,050,000               3,989,253
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
      05-10-45                           5.72         5,200,000               5,364,485
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
      07-10-46                           5.60         5,375,000               5,488,498
Banc of America Commercial Mtge
   Series 2007-1 Cl A3
      01-15-49                           5.45         5,800,000               5,829,000
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21                           5.70         3,350,000(d,i)          3,357,336
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21                           5.76         3,750,000(d,i)          3,758,204
Banc of America Large Loan
   Series 2006-LAQ Cl G
      02-09-21                           5.85         2,625,000(d,i)          2,630,014
Bear Stearns Commercial Mtge Securities
   Series 2003-T10 Cl A1
      03-13-40                           4.00         2,590,831               2,518,572
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
      12-11-40                           5.41         6,450,000               6,508,810

BONDS (CONTINUED)

ISSUER                                  COUPON      PRINCIPAL                  VALUE(a)
                                         RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
      10-12-42                           5.16%     $  3,200,000         $     3,131,392
Bear Stearns Commercial Mtge Securities
   Series 2006-PW14 Cl A4
      12-11-38                           5.20         4,825,000               4,799,379
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
      11-15-30                           5.68        11,750,000              12,007,472
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
      09-20-51                           4.15         6,557,259(d)            6,457,636
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1 Cl ASB
      07-15-44                           5.23         3,050,000               3,068,069
Commercial Mtge Acceptance
   Series 1999-C1 Cl A2
      06-15-31                           7.03         9,112,555               9,401,350
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A Cl BFL
      02-05-19                           5.63         2,550,000(d,i)          2,562,768
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
      03-15-39                           5.66         5,000,000               5,154,401
Credit Suisse Mtge Capital Ctfs
   Series 2006-C4 Cl A3
      09-15-39                           5.47         5,000,000               5,069,348
CS First Boston Mtge Securities
   Series 2001-CP4 Cl A4
      12-15-35                           6.18         7,375,000               7,643,712
CS First Boston Mtge Securities
   Series 2003-CPN1 Cl A2
      03-15-35                           4.60         3,525,000               3,426,862
Federal Natl Mtge Assn #385683
      02-01-13                           4.83         6,171,038               6,123,143
Federal Natl Mtge Assn #385815
      01-01-13                           4.77         7,152,297               7,080,822
Federal Natl Mtge Assn #555806
      10-01-13                           5.26           494,533                 496,820
Federal Natl Mtge Assn #745629
      01-01-18                           5.08         6,634,769               6,623,091
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
      03-10-40                           4.12         6,250,000               6,084,500

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 15

ISSUER                                  COUPON      PRINCIPAL                  VALUE(a)
                                         RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
General Electric Capital Assurance
   Series 2003-1 Cl A3
      05-12-35                           4.77%     $ 10,350,000(d)      $    10,250,268
GMAC Commercial Mtge Securities
   Series 1999-C1 Cl B
      05-15-33                           6.30         8,000,000               8,146,554
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
      06-10-36                           4.88         3,400,000               3,372,885
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl AAB
      07-10-38                           5.91         5,250,000               5,479,449
Greenwich Capital Commercial Funding
   Series 2007-GG9 Cl A4
      01-10-17                           5.56         7,225,000(b)            7,261,082
GS Mtge Securities II
   Series 2004-GG2 Cl A4
      08-10-38                           4.96         5,900,000               5,866,201
GS Mtge Securities II
   Series 2006-GG8 Cl A4
      11-10-39                           5.56         7,875,000               8,039,671
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
      10-12-37                           4.37         6,329,778               6,231,244
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
      07-12-37                           5.26        11,000,000              11,049,257
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
      10-15-37                           4.13         3,847,891               3,737,848
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
      03-12-39                           3.97         3,674,145               3,582,747
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A2
      03-12-39                           4.77         6,869,000               6,730,507
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
      01-12-37                           4.18         4,000,000               3,905,662
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
      07-15-42                           4.33         4,983,109               4,913,994
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP5 Cl A1
      12-15-44                           5.04        11,884,552              11,848,978

BONDS (CONTINUED)

ISSUER                                  COUPON      PRINCIPAL                  VALUE(a)
                                         RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl A4
      04-15-43                           5.47%     $  4,250,000         $     4,307,232
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6 Cl ASB
      04-15-43                           5.49         6,450,000               6,542,049
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP7 Cl ASB
      04-15-45                           5.88         9,500,000(i)            9,888,582
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP8 Cl A4
      05-15-45                           5.40         5,300,000               5,340,197
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
      06-15-26                           5.39        10,150,000              10,241,466
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
      09-15-26                           4.56         7,000,000               6,890,816
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A5
      09-15-31                           4.85         6,000,000               5,929,735
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
      03-15-29                           3.97         4,475,000               4,256,307
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
      12-15-29                           4.20         8,100,000               7,920,909
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl AAB
      09-15-30                           4.93         7,300,000               7,209,626
LB-UBS Commercial Mtge Trust
   Series 2006-C3 Cl AAB
      03-15-39                           5.64         5,950,000               6,085,720
LB-UBS Commercial Mtge Trust
   Series 2006-C4 Cl AAB
      06-15-32                           5.87         4,100,000               4,272,661
LB-UBS Commercial Mtge Trust
   Series 2006-C7 Cl A3
      11-15-38                           5.35         4,600,000               4,619,842
LB-UBS Commercial Mtge Trust
   Series 2007-C1 Cl A4
      02-15-40                           5.42         4,850,000               4,903,229
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
      05-15-40                           3.27         4,123,125               3,974,409

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                  COUPON      PRINCIPAL                  VALUE(a)
                                         RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
      06-13-41                           4.34%     $  4,550,000         $     4,467,689
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
      04-14-40                           4.59         4,950,000               4,830,309
Morgan Stanley Capital I
   Series 2005-T19 Cl AAB
      06-12-47                           4.85         9,125,000               8,992,956
Morgan Stanley Capital I
   Series 2006-T23 Cl AAB
      08-12-41                           5.80         3,425,000               3,554,507
Morgan Stanley Capital I
   Series 2006-XLF Cl A2
      07-15-19                           5.45         6,500,000(d,i)          6,501,649
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
      01-15-39                           5.98        19,810,000              20,540,552
Nomura Asset Securities
   Series 1998-D6 Cl A3
      03-15-30                           7.22         6,770,000               7,495,964
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
      02-11-36                           3.67         5,353,006               5,164,478
SBA CMBS Trust
   Series 2006-1A Cl B
      11-15-36                           5.45         4,050,000(d)            4,096,892
Wachovia Bank Commercial Mtge Trust
   Series 2003-C4 Cl A2
      04-15-35                           4.57        14,000,000              13,719,785
Wachovia Bank Commercial Mtge Trust
   Series 2003-C7 Cl A2
      10-15-35                           5.08        14,550,000(d)           14,461,685
Wachovia Bank Commercial Mtge Trust
   Series 2005-C18 Cl A4
      04-15-42                           4.94         4,225,000               4,135,645
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
      07-15-42                           5.09         4,642,000               4,629,684
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl A3
      03-15-45                           5.56         8,100,000               8,265,808
Wachovia Bank Commercial Mtge Trust
   Series 2006-C24 Cl APB
      03-15-45                           5.58         6,750,000               6,890,188

BONDS (CONTINUED)

ISSUER                                  COUPON      PRINCIPAL                  VALUE(a)
                                         RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl A3
      07-15-45                           5.76%     $  2,900,000         $     3,003,428
Wachovia Bank Commercial Mtge Trust
   Series 2006-C27 Cl APB
      07-15-45                           5.73         5,075,000               5,223,383
Wachovia Bank Commercial Mtge Trust
   Series 2006-C29 Cl A4
      11-15-48                           5.31         6,275,000               6,270,936
                                                                        ---------------
Total                                                                       458,467,728
---------------------------------------------------------------------------------------

MORTGAGE-BACKED (43.7%)(f,l)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
      03-25-36                           5.69         8,395,524(j)            8,456,041
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
      03-25-36                           5.96         9,732,305(j)            9,755,954
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2007-1 Cl 3A21
      02-25-37                           6.20         7,400,000(j)            7,558,626
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-2 Cl 2A2
      09-25-46                           5.55        16,927,285(j)           16,927,285
American Home Mtge Assets
   Collateralized Mtge Obligation
   Series 2006-3 Cl 3A2
      10-25-46                           5.58        10,096,588(j)           10,121,724
Banc of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
      01-25-34                           6.00         7,321,174               7,283,470
Banc of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
      01-25-19                           4.75         4,017,395               3,899,384
Banc of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3 Cl 1A1
      04-25-34                           6.00         9,154,438               9,174,468

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 17

ISSUER                                  COUPON      PRINCIPAL                  VALUE(a)
                                         RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Banc of America Alternative Loan
   Trust
   Collateralized Mtge Obligation
   Series 2006-9 Cl 1CB1
      01-25-37                           6.00%     $ 17,752,093         $    17,768,735
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-2N Cl N1
      11-25-46                           7.25           886,342(d)              878,587
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
      02-20-36                           5.90         6,719,756(j)            6,753,086
Bear Stearns Adjustable Rate Mtge
   Trust
   Collateralized Mtge Obligation
   Series 2005-8 Cl A4
      08-25-35                           5.09         6,025,000(d,j)          5,929,354
ChaseFlex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
      06-25-35                           6.50         2,190,489               2,224,374
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
      07-25-18                           4.75         4,227,458               4,103,277
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
      11-25-35                           5.50         6,295,385               6,321,431
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
      11-25-35                           5.50         6,379,450               6,405,795
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
      12-25-35                           5.50        10,936,919              11,035,176
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
      04-25-35                           7.50         5,876,952               6,136,710
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
      02-25-36                           5.50         2,953,715               2,967,342

BONDS (CONTINUED)

ISSUER                                  COUPON      PRINCIPAL                  VALUE(a)
                                         RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
      05-25-36                           6.00%     $  8,400,000         $     8,530,331
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
      03-25-36                           6.00         9,055,184               9,126,259
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-31CB Cl A16
      11-25-36                           6.00        10,000,000              10,159,400
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-43CB Cl 1A4
      02-25-37                           6.00        13,331,181              13,443,696
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
      06-25-35                           7.00         7,237,455(d)            7,543,106
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
      03-20-36                           5.38         4,136,193(j)            4,147,113
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2003-29 Cl 8A1
      11-25-18                           6.00         2,282,427               2,294,999
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
      01-25-36                           7.00         9,737,090               9,984,537
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
      08-19-45                           6.38        54,704,704(g)              623,976
Federal Home Loan Mtge Corp #170216
      03-01-17                           8.50             8,141                   8,651
Federal Home Loan Mtge Corp #1G2496
      09-01-36                           6.21         8,572,369(j)            8,733,100
Federal Home Loan Mtge Corp #1J1445
      01-01-37                           5.92        13,600,374(j)           13,750,536
Federal Home Loan Mtge Corp #284190
      01-01-17                           8.00               355                     372

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
ISSUER                                  COUPON       PRINCIPAL          VALUE(a)
                                         RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #290970
      04-01-17                           8.00%     $     13,799      $    14,424
Federal Home Loan Mtge Corp #295114
      06-01-17                           8.50             3,806            4,045
Federal Home Loan Mtge Corp #540861
      09-01-19                           8.50            34,249           36,536
Federal Home Loan Mtge Corp #A00304
      04-01-21                           9.00            55,544           59,470
Federal Home Loan Mtge Corp #B11835
      01-01-19                           5.50           542,763          545,025
Federal Home Loan Mtge Corp #C00103
      03-01-22                           8.50           140,012          150,024
Federal Home Loan Mtge Corp #C00144
      08-01-22                           8.50           116,730          125,209
Federal Home Loan Mtge Corp #C00356
      08-01-24                           8.00           439,610          465,939
Federal Home Loan Mtge Corp #C00666
      10-01-28                           7.00            51,878           53,736
Federal Home Loan Mtge Corp #C53878
      12-01-30                           5.50         1,770,275        1,765,704
Federal Home Loan Mtge Corp #C62993
      01-01-32                           6.50         1,309,739        1,345,525
Federal Home Loan Mtge Corp #C63552
      01-01-32                           6.50         1,753,871        1,816,345
Federal Home Loan Mtge Corp #C64703
      03-01-32                           6.50         1,103,482        1,142,620
Federal Home Loan Mtge Corp #C67723
      06-01-32                           7.00           886,170          921,637
Federal Home Loan Mtge Corp #C78031
      04-01-33                           5.50         9,821,105        9,782,515
Federal Home Loan Mtge Corp #C79930
      06-01-33                           5.50         8,305,653        8,261,208
Federal Home Loan Mtge Corp #C90767
      12-01-23                           6.00         8,238,081        8,379,100
Federal Home Loan Mtge Corp #D96300
      10-01-23                           5.50         5,373,086        5,374,291
Federal Home Loan Mtge Corp #E01127
      02-01-17                           6.50         1,304,896        1,336,978
Federal Home Loan Mtge Corp #E01419
      05-01-18                           5.50         4,702,126        4,723,165
Federal Home Loan Mtge Corp #E79810
      11-01-14                           7.50         1,073,055        1,114,359
Federal Home Loan Mtge Corp #E90216
      05-01-17                           6.00         1,477,325        1,501,984

BONDS (CONTINUED)

ISSUER                                  COUPON       PRINCIPAL          VALUE(a)
                                         RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E98725
      08-01-18                           5.00%     $ 10,540,972      $10,427,075
Federal Home Loan Mtge Corp #E99684
      10-01-18                           5.00        10,614,600       10,499,692
Federal Home Loan Mtge Corp #G00286
      02-01-25                           8.00           171,796          182,085
Federal Home Loan Mtge Corp #G01108
      04-01-30                           7.00         3,322,270        3,441,137
Federal Home Loan Mtge Corp #G01441
      07-01-32                           7.00         3,100,297        3,202,748
Federal Home Loan Mtge Corp #G01535
      04-01-33                           6.00        11,080,110       11,286,377
Federal Home Loan Mtge Corp #G11302
      07-01-17                           7.00         3,589,736        3,684,514
Federal Home Loan Mtge Corp #G12101
      11-01-18                           5.00         3,469,378        3,431,033
Federal Home Loan Mtge Corp #G30225
      02-01-23                           6.00        10,966,004       11,161,272
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
      03-15-22                           7.00           720,604          718,736
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2590 Cl BI
      02-15-14                           0.14         2,300,016(g)        83,178
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
   Series 2718 Cl IA
      10-15-22                          20.00         5,175,005(g)       173,086
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2576 Cl KJ
      02-15-33                           5.50        10,824,054       10,908,542
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Series 2641 Cl KC
      01-15-18                           6.50         3,933,064        4,072,558
Federal Natl Mtge Assn
      03-01-37                           5.50        18,700,000(b)    18,548,063
      03-01-37                           6.00        41,025,000(b)    41,371,168
Federal Natl Mtge Assn #125479
      04-01-27                           7.50           260,020          271,765

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 19

ISSUER                                  COUPON       PRINCIPAL          VALUE(a)
                                         RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #190899
      04-01-23                           8.50%     $    440,003      $   463,372
Federal Natl Mtge Assn #190944
      05-01-24                           6.00         6,133,441        6,209,001
Federal Natl Mtge Assn #190988
      06-01-24                           9.00           397,848          423,331
Federal Natl Mtge Assn #231309
      09-01-23                           6.50           155,048          159,030
Federal Natl Mtge Assn #231310
      09-01-23                           6.50           388,724          398,707
Federal Natl Mtge Assn #250330
      09-01-25                           8.00           273,820          289,752
Federal Natl Mtge Assn #250495
      03-01-26                           7.00           668,350          692,616
Federal Natl Mtge Assn #250765
      12-01-26                           8.00           245,507          259,955
Federal Natl Mtge Assn #251116
      08-01-27                           8.00           275,763          292,154
Federal Natl Mtge Assn #252498
      06-01-29                           7.00             6,285            6,512
Federal Natl Mtge Assn #252982
      01-01-30                           8.00           197,976          209,922
Federal Natl Mtge Assn #253883
      08-01-16                           6.00         3,191,485        3,244,910
Federal Natl Mtge Assn #254236
      03-01-17                           6.50         1,864,767        1,910,464
Federal Natl Mtge Assn #254383
      06-01-32                           7.50           400,591          416,646
Federal Natl Mtge Assn #254802
      07-01-18                           4.50         3,101,540        3,013,511
Federal Natl Mtge Assn #254916
      09-01-23                           5.50        10,620,483       10,618,750
Federal Natl Mtge Assn #255788
      06-01-15                           5.50         3,297,639        3,315,753
Federal Natl Mtge Assn #268071
      01-01-24                           6.50           106,096          108,821
Federal Natl Mtge Assn #303226
      02-01-25                           8.00           127,052          134,350
Federal Natl Mtge Assn #313049
      08-01-11                           8.50           891,313          926,153
Federal Natl Mtge Assn #323933
      09-01-29                           7.00         4,137,213        4,286,654
Federal Natl Mtge Assn #408207
      01-01-28                           6.50           155,472          161,075

BONDS (CONTINUED)

ISSUER                                  COUPON       PRINCIPAL          VALUE(a)
                                         RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #455791
      01-01-29                           6.50%     $    537,258      $   553,009
Federal Natl Mtge Assn #489888
      05-01-29                           6.50         2,269,223        2,334,301
Federal Natl Mtge Assn #496029
      01-01-29                           6.50         3,048,875        3,138,287
Federal Natl Mtge Assn #50700
      03-01-08                           7.00           439,688          442,690
Federal Natl Mtge Assn #545008
      06-01-31                           7.00         2,678,249        2,789,163
Federal Natl Mtge Assn #545342
      04-01-13                           7.00         1,743,367        1,755,272
Federal Natl Mtge Assn #545684
      05-01-32                           7.50           353,247          368,398
Federal Natl Mtge Assn #545869
      07-01-32                           6.50         2,373,122        2,440,669
Federal Natl Mtge Assn #545885
      08-01-32                           6.50         4,091,357        4,189,795
Federal Natl Mtge Assn #545910
      08-01-17                           6.00         5,317,454        5,418,423
Federal Natl Mtge Assn #555343
      08-01-17                           6.00         5,123,536        5,210,248
Federal Natl Mtge Assn #555375
      04-01-33                           6.00        24,450,307       24,882,224
Federal Natl Mtge Assn #555458
      05-01-33                           5.50        21,884,504       21,768,298
Federal Natl Mtge Assn #555528
      04-01-33                           6.00        16,132,662       16,341,272
Federal Natl Mtge Assn #555734
      07-01-23                           5.00         8,400,735        8,240,312
Federal Natl Mtge Assn #555740
      08-01-18                           4.50        10,537,021       10,236,551
Federal Natl Mtge Assn #555794
      09-01-28                           7.50           956,158          999,558
Federal Natl Mtge Assn #567840
      10-01-30                           7.00         1,374,758        1,424,416
Federal Natl Mtge Assn #587859
      12-01-16                           5.50         4,963,664        4,990,835
Federal Natl Mtge Assn #597374
      09-01-31                           7.00           739,767          767,855
Federal Natl Mtge Assn #606882
      10-01-31                           7.00           939,971          972,033
Federal Natl Mtge Assn #634650
      04-01-32                           7.50           248,681          258,648

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

20 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                 COUPON        PRINCIPAL           VALUE(a)
                                        RATE          AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #638969
      03-01-32                          5.50%      $  1,483,348      $ 1,479,966
Federal Natl Mtge Assn #643362
      04-01-17                          6.50            720,777          738,440
Federal Natl Mtge Assn #646147
      06-01-32                          7.00          2,498,033        2,600,561
Federal Natl Mtge Assn #646446
      06-01-17                          6.50          1,160,869        1,189,317
Federal Natl Mtge Assn #649068
      06-01-17                          6.50          1,991,414        2,046,964
Federal Natl Mtge Assn #649263
      08-01-17                          6.50          2,045,374        2,100,731
Federal Natl Mtge Assn #654208
      10-01-32                          6.50          2,060,941        2,116,125
Federal Natl Mtge Assn #654682
      10-01-32                          6.00          1,360,100        1,377,906
Federal Natl Mtge Assn #654689
      11-01-32                          6.00          1,573,086        1,592,921
Federal Natl Mtge Assn #656908
      09-01-32                          6.50          1,975,055        2,045,539
Federal Natl Mtge Assn #662061
      09-01-32                          6.50          1,726,995        1,773,237
Federal Natl Mtge Assn #667787
      02-01-18                          5.50          1,830,037        1,838,352
Federal Natl Mtge Assn #670382
      09-01-32                          6.00         11,501,604       11,650,330
Federal Natl Mtge Assn #670387
      08-01-32                          7.00          1,497,524        1,551,825
Federal Natl Mtge Assn #678028
      09-01-17                          6.00          5,771,189        5,868,863
Federal Natl Mtge Assn #678065
      02-01-33                          6.50            447,722          459,853
Federal Natl Mtge Assn #678937
      01-01-18                          5.50          2,966,235        2,984,093
Federal Natl Mtge Assn #678941
      02-01-18                          5.50          3,612,046        3,633,744
Federal Natl Mtge Assn #678944
      01-01-18                          5.50          1,743,973        1,754,426
Federal Natl Mtge Assn #679095
      04-01-18                          5.00          5,617,338        5,556,588
Federal Natl Mtge Assn #680961
      01-01-33                          6.00            611,745          620,807
Federal Natl Mtge Assn #681400
      03-01-18                          5.50          5,229,425        5,256,097

BONDS (CONTINUED)

ISSUER                                 COUPON       PRINCIPAL           VALUE(a)
                                        RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #682825
      01-01-33                          6.00%      $  1,986,572      $ 2,012,260
Federal Natl Mtge Assn #683274
      02-01-18                          5.50          2,512,547        2,525,334
Federal Natl Mtge Assn #684586
      03-01-33                          6.00          3,443,470        3,491,265
Federal Natl Mtge Assn #686172
      02-01-33                          6.00          2,877,737        2,914,949
Federal Natl Mtge Assn #686528
      02-01-33                          6.00          3,728,129        3,784,546
Federal Natl Mtge Assn #687051
      01-01-33                          6.00         11,153,358       11,237,810
Federal Natl Mtge Assn #689093
      07-01-28                          5.50          3,487,475        3,479,526
Federal Natl Mtge Assn #694628
      04-01-33                          5.50          7,028,481        6,998,962
Federal Natl Mtge Assn #694795
      04-01-33                          5.50          8,327,747        8,292,824
Federal Natl Mtge Assn #694988
      03-01-33                          5.50         11,938,294       11,877,009
Federal Natl Mtge Assn #695202
      03-01-33                          6.50          4,442,450        4,552,027
Federal Natl Mtge Assn #695220
      04-01-33                          5.50          1,878,044        1,867,268
Federal Natl Mtge Assn #695909
      05-01-18                          5.50          2,406,733        2,420,419
Federal Natl Mtge Assn #697843
      04-01-18                          5.00          2,360,008        2,335,196
Federal Natl Mtge Assn #699424
      04-01-33                          5.50          4,773,291        4,753,267
Federal Natl Mtge Assn #702427
      04-01-33                          5.50          4,566,327        4,547,157
Federal Natl Mtge Assn #704049
      05-01-18                          5.50          2,829,855        2,845,321
Federal Natl Mtge Assn #709901
      06-01-18                          5.00          5,980,374        5,917,385
Federal Natl Mtge Assn #710823
      05-01-33                          5.50            658,368          655,600
Federal Natl Mtge Assn #712057
      07-01-18                          4.50          3,886,141        3,775,843
Federal Natl Mtge Assn #720006
      07-01-33                          5.50          9,579,691        9,524,720
Federal Natl Mtge Assn #720070
      07-01-23                          5.50          2,713,181        2,712,738

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 21

ISSUER                                 COUPON        PRINCIPAL          VALUE(a)
                                        RATE          AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #720378
      06-01-18                          4.50%      $  6,409,877      $ 6,227,949
Federal Natl Mtge Assn #723687
      08-01-28                          5.50          4,101,350        4,092,002
Federal Natl Mtge Assn #725232
      03-01-34                          5.00         18,936,600       18,431,227
Federal Natl Mtge Assn #725425
      04-01-34                          5.50         25,967,521       25,820,986
Federal Natl Mtge Assn #725684
      05-01-18                          6.00         10,842,271       11,028,622
Federal Natl Mtge Assn #725719
      07-01-33                          4.84          7,141,056(j)     7,006,232
Federal Natl Mtge Assn #725737
      08-01-34                          4.54          5,341,334(j)     5,312,063
Federal Natl Mtge Assn #725813
      12-01-33                          6.50         11,190,554       11,466,580
Federal Natl Mtge Assn #730153
      08-01-33                          5.50          1,282,566        1,275,206
Federal Natl Mtge Assn #735057
      01-01-19                          4.50         11,094,602       10,779,711
Federal Natl Mtge Assn #735212
      12-01-34                          5.00         20,963,945       20,390,564
Federal Natl Mtge Assn #735949
      10-01-35                          4.99          9,516,357(j)     9,489,386
Federal Natl Mtge Assn #738921
      11-01-32                          6.50            878,744          904,298
Federal Natl Mtge Assn #743262
      10-01-18                          5.00          3,688,875        3,649,690
Federal Natl Mtge Assn #747642
      11-01-28                          5.50          2,741,455        2,735,206
Federal Natl Mtge Assn #753074
      12-01-28                          5.50          7,658,411        7,640,954
Federal Natl Mtge Assn #753091
      12-01-33                          5.50          4,670,325        4,643,526
Federal Natl Mtge Assn #753919
      12-01-33                          4.95          6,155,253(j)     6,086,468
Federal Natl Mtge Assn #759342
      01-01-34                          6.50          1,876,017        1,936,671
Federal Natl Mtge Assn #765183
      01-01-19                          5.50            616,575          619,597
Federal Natl Mtge Assn #765759
      12-01-18                          5.00          4,117,644        4,073,114
Federal Natl Mtge Assn #765761
      02-01-19                          5.00          2,013,689        1,991,912

BONDS (CONTINUED)

ISSUER                                 COUPON        PRINCIPAL          VALUE(a)
                                        RATE          AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #766641
      03-01-34                          5.00%      $  7,025,623      $ 6,833,466
Federal Natl Mtge Assn #776962
      04-01-29                          5.00         17,735,783       17,252,463
Federal Natl Mtge Assn #779327
      06-01-34                          4.55          4,237,720(j)     4,168,887
Federal Natl Mtge Assn #804442
      12-01-34                          6.50          1,622,548        1,658,470
Federal Natl Mtge Assn #837258
      09-01-35                          4.92          2,868,819(j)     2,884,425
Federal Natl Mtge Assn #844257
      11-01-35                          5.09         10,308,823(j)    10,319,031
Federal Natl Mtge Assn #845070
      12-01-35                          5.09          6,986,987(j)     6,981,174
Federal Natl Mtge Assn #882063
      06-01-36                          6.50          4,059,858        4,172,600
Federal Natl Mtge Assn #886291
      07-01-36                          7.00          7,632,287        7,897,208
Federal Natl Mtge Assn #886461
      08-01-36                          6.19          7,371,232(j)     7,518,583
Federal Natl Mtge Assn #900197
      10-01-36                          5.98          9,879,827(j)    10,038,694
Federal Natl Mtge Assn #901922
      10-01-36                          5.79          9,549,968(j)     9,639,780
Federal Natl Mtge Assn #909471
      02-01-37                          5.55          8,815,938(j)     8,848,997
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24 Cl PI
      12-25-12                         20.00          1,296,728(g)        20,339
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71 Cl IM
      12-25-31                         13.34          3,142,974(g)       477,584
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84 Cl GI
      12-25-22                         12.17            848,498(g)       109,895

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

22 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                  COUPON      PRINCIPAL           VALUE(a)
                                         RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 367 Cl 2
      01-25-36                           8.53%     $ 15,276,563(g)   $ 3,437,227
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Principal Only
   Series 43 Cl 1
      09-01-18                           5.24            20,075(h)        17,003
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133 Cl GB
      12-25-26                           8.00         3,728,677        3,947,626
Govt Natl Mtge Assn #345538
      02-15-24                           8.00           149,003          157,765
Govt Natl Mtge Assn #3920
      11-20-36                           6.00        18,807,068       19,046,734
Govt Natl Mtge Assn #398831
      08-15-26                           8.00           197,166          209,027
Govt Natl Mtge Assn #423782
      05-15-26                           7.50           459,163          479,237
Govt Natl Mtge Assn #425004
      10-15-33                           5.50         3,909,516        3,909,168
Govt Natl Mtge Assn #426170
      06-15-26                           8.00           109,239          115,811
Govt Natl Mtge Assn #595256
      12-15-32                           6.00         6,815,099        6,933,964
Govt Natl Mtge Assn #604580
      08-15-33                           5.00         4,086,492        4,000,804
Govt Natl Mtge Assn #604708
      10-15-33                           5.50        10,547,891       10,546,953
Govt Natl Mtge Assn #606844
      09-15-33                           5.00        10,117,875        9,905,717
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-70 Cl IC
      08-20-32                          13.50         8,987,969(g)     1,473,343
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80 Cl CI
      01-20-32                          20.00         1,658,119(g)       139,356

BONDS (CONTINUED)

ISSUER                                  COUPON      PRINCIPAL           VALUE(a)
                                         RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
      07-19-46                           5.55%     $  4,917,457(j)   $ 4,918,789
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-10 Cl N1
      11-19-36                           6.41         1,450,586(d)     1,449,679
Harborview Nim
   Collateralized Mtge Obligation
   Series 2006-8A Cl N1
      07-21-36                           6.41           903,419(d)       903,419
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
      04-25-35                           4.50       129,084,859(g)     1,089,154
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR25 Cl 1A21
      12-25-35                           5.87         6,811,956(j)     6,835,372
IndyMac Index Nim
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl N1
      06-25-46                           6.65         2,133,924(d)     2,125,922
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
      02-27-46                           7.00         1,082,568(d)     1,082,568
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-AR8 Cl A1
      10-28-46                           6.25         1,165,548(d)     1,162,269
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-GPM6 Cl A1
      10-28-46                           6.25         2,440,254(d)     2,438,331
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
      02-25-19                           5.00         6,362,713        6,233,486
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
      05-25-34                           6.00         3,671,602        3,640,651

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 23

ISSUER                                  COUPON      PRINCIPAL             VALUE(a)
                                         RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
      08-25-19                           5.00%     $  5,079,989     $    4,943,998
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
      09-25-19                           5.00         6,842,802          6,663,042
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
      04-25-46                           6.05         1,499,784(d)       1,493,222
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
      03-25-36                           6.00         6,535,098          6,632,604
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
      10-25-33                           5.50        14,243,093         14,091,876
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X
      12-25-35                           7.10        47,193,748(g)         405,571
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-AR10 Cl 1A1
      09-25-36                           5.96         5,637,146(j)       5,689,392
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
      10-25-33                           4.06         9,025,000(j)       8,980,750
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
      07-25-19                           4.50         4,812,179          4,583,167
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR14 Cl 2A1
      12-25-35                           5.30         5,559,473(j)       5,527,916

BONDS (CONTINUED)

ISSUER                                  COUPON      PRINCIPAL             VALUE(a)
                                         RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
      12-25-45                           5.51%     $    882,079(j)  $      882,173
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
      10-25-35                           5.00        18,191,435         17,604,579
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
      05-25-35                           5.50        12,418,834         12,248,075
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR12 Cl 1A1
      09-25-36                           6.04         5,420,093(j)       5,480,043
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2006-AR6 Cl 5A1
      03-25-36                           5.11        11,882,116(j)      11,768,657
                                                                    --------------
Total                                                                1,201,869,570
----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
DRS Technologies
      02-01-16                           6.63           825,000            827,063
L-3 Communications
      06-15-12                           7.63           670,000            693,450
L-3 Communications
   Sr Sub Nts
   Series B
      10-15-15                           6.38           890,000            885,550
                                                                     -------------
Total                                                                    2,406,063
----------------------------------------------------------------------------------

BANKING (2.9%)
Bank of America
   Sub Nts
      10-15-36                           6.00        15,500,000         16,180,140
Citigroup
   Sub Nts
      08-25-36                           6.13        13,090,000         13,840,685
Manufacturers & Traders Trust
   Sub Nts
      12-01-21                           5.63         6,945,000          6,962,440
Natl City Bank of Cleveland
   Sub Nts
      12-15-11                           6.20         2,910,000          3,042,987

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

24 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                              COUPON        PRINCIPAL             VALUE(a)
                                     RATE          AMOUNT
BANKING (CONT.)
Natl City Bank of Kentucky
   Sub Nts
      02-15-11                        6.30%     $  1,433,000      $    1,492,429
Popular North America
   Sr Nts
      10-01-08                        3.88        28,122,000          27,545,162
Wachovia Bank
   Sub Nts
      02-01-37                        5.85         2,490,000           2,529,840
Wells Fargo Bank
   Sub Nts
      08-26-36                        5.95         8,630,000           9,048,728
                                                                  --------------
Total                                                                 80,642,411
--------------------------------------------------------------------------------

BROKERAGE (1.5%)
LaBranche & Co
   Sr Nts
      05-15-12                       11.00           935,000           1,016,813
Lehman Brothers Holdings
   Sr Nts
      02-06-12                        5.25        12,825,000          12,894,133
Merrill Lynch & Co
   Sub Nts
      01-29-37                        6.11         6,290,000           6,281,647
Morgan Stanley
      01-09-17                        5.45        22,360,000          22,210,769
                                                                  --------------
Total                                                                 42,403,362
--------------------------------------------------------------------------------

CHEMICALS (--%)
NewMarket
   Sr Nts
      12-15-16                        7.13           845,000(d)          847,113
PQ
      02-15-13                        7.50            90,000              90,675
                                                                  --------------
Total                                                                    937,788
--------------------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Jarden
      05-01-17                        7.50           775,000             784,688
--------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
Baldor Electric
   Sr Nts
      02-15-17                        8.63           170,000             178,500
--------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                              COUPON        PRINCIPAL             VALUE(a)
                                     RATE          AMOUNT
ELECTRIC (4.0%)
Arizona Public Service
      05-15-15                        4.65%     $ 12,465,000      $   11,723,994
CMS Energy
   Sr Nts
      01-15-09                        7.50         1,275,000           1,303,688
Commonwealth Edison
   1st Mtge
      04-15-15                        4.70         8,115,000           7,667,904
Commonwealth Edison
   1st Mtge Series 104
      08-15-16                        5.95         4,120,000           4,217,817
Consumers Energy
   1st Mtge
      02-15-12                        5.00         3,355,000           3,316,773
Consumers Energy
   1st Mtge Series F
      05-15-10                        4.00         1,040,000           1,003,341
Consumers Energy
   1st Mtge Series H
      02-17-09                        4.80        10,775,000          10,696,925
Duke Energy Indiana
      10-15-35                        6.12         7,970,000           8,265,440
Edison Mission Energy
   Sr Unsecured
      06-15-13                        7.50           720,000             752,400
Entergy Gulf States
   1st Mtge
      06-01-08                        3.60         5,500,000           5,383,796
Exelon
      06-15-10                        4.45         9,790,000           9,535,020
Exelon
   Sr Nts
      05-01-11                        6.75         1,320,000           1,386,818
Florida Power
   1st Mtge
      07-15-11                        6.65         2,250,000           2,383,389
Indiana Michigan Power
   Sr Nts
      03-15-37                        6.05         7,965,000           8,085,757
IPALCO Enterprises
   Secured
      11-14-08                        8.38           400,000             413,000
      11-14-11                        8.63         3,680,000           3,988,200

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 25

ISSUER                              COUPON        PRINCIPAL             VALUE(a)
                                     RATE          AMOUNT
ELECTRIC (CONT.)
Metropolitan Edison
   Sr Nts
      03-15-10                        4.45%     $  1,810,000      $    1,769,921
MidAmerican Energy Holdings
      04-01-36                        6.13         1,540,000           1,598,766
Midwest Generation LLC
   Pass-Through Ctfs Series B
      01-02-16                        8.56           163,621             178,960
Northern States Power
   Sr Nts
      08-01-09                        6.88         5,730,000           5,948,754
NRG Energy
      02-01-14                        7.25           695,000             708,900
Oncor Electric Delivery
   Secured
      01-15-15                        6.38         5,960,000           6,245,347
Pacific Gas & Electric
      03-01-34                        6.05         1,540,000           1,593,253
Portland General Electric
      03-15-10                        7.88         2,935,000           3,149,725
Public Service Company of Colorado
   Sr Nts Series A
      07-15-09                        6.88         2,005,000           2,077,916
Sierra Pacific Power
   Series M
      05-15-16                        6.00         3,525,000           3,611,676
Xcel Energy
   Sr Nts
      07-01-08                        3.40         3,315,000           3,241,904
                                                                  --------------
Total                                                                110,249,384
--------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
United Artists Theatre Circuit
      07-01-15                        9.30         6,492,049(n)        6,751,731
--------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Allied Waste North America
      06-01-17                        6.88         1,370,000(b)        1,361,438
Allied Waste North America
   Series B
      05-15-16                        7.13         1,385,000           1,407,506
                                                                  --------------
Total                                                                  2,768,944
--------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                              COUPON        PRINCIPAL             VALUE(a)
                                     RATE          AMOUNT
FOOD AND BEVERAGE (1.3%)
Aramark
   Sr Nts
      02-01-15                        8.86%     $    130,000(d,i) $      134,550
Cadbury Schweppes US Finance LLC
      10-01-08                        3.88        15,250,000(d)       14,946,372
Constellation Brands
      09-01-16                        7.25           945,000             980,438
Cott Beverages USA
      12-15-11                        8.00         1,740,000           1,781,325
Kraft Foods
      10-01-13                        5.25         9,415,000           9,386,905
Molson Coors Capital Finance
      09-22-10                        4.85         7,680,000(c)        7,581,220
                                                                  --------------
Total                                                                 34,810,810
--------------------------------------------------------------------------------

GAMING (0.1%)
Majestic Star Casino LLC/Capital
      10-15-10                        9.50           690,000             726,225
Mohegan Tribal Gaming Authority
   Sr Sub Nts
      04-01-12                        8.00           750,000             780,000
Pokagon Gaming Authority
   Sr Nts
      06-15-14                       10.38           235,000(d)          257,325
Wynn Las Vegas LLC/Capital
   1st Mtge
      12-01-14                        6.63           690,000             683,100
                                                                  --------------
Total                                                                  2,446,650
--------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
      10-15-09                        4.00         4,005,000           3,880,917
--------------------------------------------------------------------------------

GAS PIPELINES (0.4%)
Colorado Interstate Gas
   Sr Nts
      03-15-15                        5.95           470,000             475,906
      11-15-15                        6.80           830,000             887,595
Regency Energy Partners LP/Finance
   Sr Unsecured
      12-15-13                        8.38           300,000(d)          306,750
Southern Star Central
   Sr Nts
      03-01-16                        6.75         1,460,000           1,463,650
Tennessee Gas Pipe Line
      04-01-37                        7.63         3,145,000           3,708,125

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

26 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                  COUPON     PRINCIPAL            VALUE(a)
                                         RATE       AMOUNT
GAS PIPELINES (CONT.)
Transcontinental Gas Pipe Line
   Series B
      08-15-11                           7.00%   $  1,915,000     $    2,008,356
Transcontinental Gas Pipe Line
   Sr Unsecured
      04-15-16                           6.40         656,000            679,780
Williams Companies
   Sr Nts
      07-15-19                           7.63       2,079,000          2,255,715
                                                                  --------------
Total                                                                 11,785,877
--------------------------------------------------------------------------------

HEALTH CARE (0.5%)
Community Health Systems
   Sr Sub Nts
      12-15-12                           6.50         835,000            839,175
DaVita
      03-15-13                           6.63       1,305,000          1,301,737
      03-15-15                           7.25         945,000            954,450
Health Management Associates
   Sr Unsecured
      04-15-16                           6.13         695,000            681,900
Mckesson
      03-01-17                           5.70       7,315,000(b)       7,302,930
Omnicare
   Sr Sub Nts
      12-15-13                           6.75       1,105,000          1,093,950
Triad Hospitals
   Sr Nts
      05-15-12                           7.00         720,000            743,400
Triad Hospitals
   Sr Sub Nts
      11-15-13                           7.00         860,000            895,475
                                                                  --------------
Total                                                                 13,813,017
--------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.3%)
CIGNA
   Sr Unsecured
      11-15-36                           6.15       9,010,000          9,231,556
--------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.2%)
Apache
      01-15-37                           6.00       5,770,000          5,932,604
Canadian Natural Resources
      02-15-37                           6.50       2,920,000(c)       3,054,416

BONDS (CONTINUED)

ISSUER                                  COUPON     PRINCIPAL            VALUE(a)
                                         RATE        AMOUNT
INDEPENDENT ENERGY (CONT.)
Chesapeake Energy
      01-15-16                           6.63%   $  1,510,000     $    1,517,550
      08-15-17                           6.50         675,000            664,875
      01-15-18                           6.25         925,000            911,125
Denbury Resources
   Sr Sub Nts
      12-15-15                           7.50         100,000            101,000
Pioneer Natural Resources
      05-01-18                           6.88       2,675,000          2,697,684
Range Resources
      03-15-15                           6.38         425,000            416,500
      05-15-16                           7.50         180,000            184,950
XTO Energy
      01-31-15                           5.00      10,850,000         10,492,515
XTO Energy
   Sr Unsecured
      06-30-15                           5.30       6,515,000          6,419,868
                                                                  --------------
Total                                                                 32,393,087
--------------------------------------------------------------------------------

LIFE INSURANCE (0.4%)
Prudential Financial
      12-14-36                           5.70      11,990,000         11,834,243
--------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Comcast
      03-15-37                           6.45       3,105,000          3,314,625
Videotron Ltee
      01-15-14                           6.88       1,310,000(c)       1,323,100
                                                                  --------------
Total                                                                  4,637,725
--------------------------------------------------------------------------------

MEDIA NON CABLE (0.5%)
Clear Channel Communications
   Sr Nts
      09-15-14                           5.50       1,355,000          1,201,073
Dex Media West LLC/Finance
   Sr Nts Series B
      08-15-10                           8.50         560,000            586,600
Idearc
   Sr Nts
      11-15-16                           8.00         574,000(d)         596,960
Lamar Media
      01-01-13                           7.25         242,000            245,630
Lamar Media
   Series B
      08-15-15                           6.63         735,000            723,975

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 27

ISSUER                                  COUPON       PRINCIPAL              VALUE(a)
                                         RATE         AMOUNT
MEDIA NON CABLE (CONT.)
News America
      12-15-35                           6.40%     $  3,055,000         $  3,152,891
Radio One
   Series B
      07-01-11                           8.88         1,000,000            1,032,500
RH Donnelley
   Sr Disc Nts Series A-1
      01-15-13                           6.88           645,000              628,875
RR Donnelley & Sons
   Sr Unsecured
      01-15-17                           6.13         4,095,000            4,178,023
Sinclair Broadcast Group
      03-15-12                           8.00           720,000              741,600
Sun Media
      02-15-13                           7.63           745,000(c)           756,175
                                                                        ------------
Total                                                                     13,844,302
------------------------------------------------------------------------------------

METALS (0.1%)
Reliance Steel & Aluminum
      11-15-36                           6.85         2,320,000(d)         2,413,006
------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.2%)
Countrywide Financial
   Sub Nts
      05-15-16                           6.25         5,210,000            5,302,587
------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Chart Inds
   Sr Sub Nts
      10-15-15                           9.88           345,000(d)           364,838
OPTI Canada
      12-15-14                           8.25         1,306,000(c,d)       1,354,975
Pride Intl
   Sr Nts
      07-15-14                           7.38           845,000              866,125
                                                                        ------------
Total                                                                      2,585,938
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.3%)
Residential Capital
   Sr Unsecured
      06-30-10                           6.38         9,220,000            9,300,601
------------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                                  COUPON       PRINCIPAL              VALUE(a)
                                         RATE          AMOUNT
PACKAGING (0.1%)
Greif
   Sr Nts
      02-01-17                           6.75%     $  2,715,000(d)       $ 2,742,150
Owens-Brockway Glass Container
      05-15-13                           8.25           630,000              659,925
Plastipak Holdings
   Sr Nts
      12-15-15                           8.50           345,000(d)           359,663
                                                                        ------------
Total                                                                      3,761,738
------------------------------------------------------------------------------------

PAPER (0.1%)
Cascades
   Sr Nts
      02-15-13                           7.25            90,000(c)            90,900
Georgia-Pacific
      01-15-17                           7.13         1,830,000(d)         1,830,000
NewPage
   Secured
      05-01-12                          10.00           260,000              283,400
Norampac
   Sr Nts
      06-01-13                           6.75           155,000(c)           153,450
                                                                        ------------
Total                                                                      2,357,750
------------------------------------------------------------------------------------

RAILROADS (0.2%)
Burlington Nothern Sante Fe
      08-15-36                           6.20         5,470,000            5,674,244
------------------------------------------------------------------------------------

RESTAURANTS (--%)
Seminole Hard Rock Entertainment/Intl LLC
   Secured
      03-15-14                           7.85           100,000(b,d,i)       100,625
------------------------------------------------------------------------------------

RETAILERS (0.8%)
Home Depot
   Sr Unsecured
      12-16-36                           5.88         9,835,000            9,868,537
May Department Stores
      07-15-09                           4.80        11,204,000           11,081,126
United Auto Group
      03-15-12                           9.63           715,000              749,413
United Auto Group
   Sr Sub Nts
      12-15-16                           7.75           980,000(d)           999,600
                                                                        ------------
Total                                                                     22,698,676
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

28 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

ISSUER                                  COUPON       PRINCIPAL                 VALUE(a)
                                         RATE         AMOUNT
TECHNOLOGY (0.1%)
Flextronics Intl
   Sr Sub Nts
      11-15-14                           6.25%     $    775,000(c)      $       749,813
NXP Funding LLC
   Secured
      10-15-13                           8.11         1,055,000(c,d,i)        1,078,737
                                                                        ---------------
Total                                                                         1,828,550
---------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Ryder System
      03-01-14                           5.85         2,040,000               2,064,205
---------------------------------------------------------------------------------------

WIRELESS (0.1%)
American Tower
   Sr Nts
      10-15-12                           7.13           220,000                 227,425
Vodafone Group
      02-27-37                           6.15         1,545,000(c)            1,544,552
                                                                        ---------------
Total                                                                         1,771,977
---------------------------------------------------------------------------------------

WIRELINES (3.4%)
AT&T
      05-15-36                           6.80         7,460,000               8,176,809
Qwest
      03-15-12                           8.88         1,095,000               1,209,975
Qwest
   Sr Nts
      06-15-15                           7.63         1,450,000               1,547,875
Qwest
   Sr Unsecured
      10-01-14                           7.50           950,000               1,008,188
Telecom Italia Capital
      11-15-33                           6.38        10,045,000(c)            9,809,826
Telefonica Europe
      09-15-10                           7.75         9,823,000(c)           10,612,808
TELUS
      06-01-11                           8.00        23,894,000(c)           26,241,371
Verizon New York
   Series A
      04-01-12                           6.88        20,910,000              22,096,454
Verizon Pennsylvania
   Series A
      11-15-11                           5.65        10,520,000              10,708,729

BONDS (CONTINUED)

ISSUER                                  COUPON       PRINCIPAL                 VALUE(a)
                                         RATE         AMOUNT
WIRELINES (CONT.)
Windstream
      08-01-16                           8.63%     $  1,750,000         $     1,916,250
Windstream
   Sr Nts
      03-15-19                           7.00           660,000(d)              664,950
                                                                        ---------------
Total                                                                        93,993,235
---------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $2,699,333,326)                                                  $ 2,695,406,796
---------------------------------------------------------------------------------------

SENIOR LOANS (1.1%)(k)

BORROWER                                COUPON       PRINCIPAL                 VALUE(a)
                                         RATE         AMOUNT
AUTOMOTIVE (0.1%)
Ford Motor
   Tranche B Term Loan
      11-29-13                             8.36%   $  1,425,000         $     1,444,152
---------------------------------------------------------------------------------------

ENTERTAINMENT (--%)
Natl CineMedia LLC
   Tranche B Term Loan
      02-13-15                             7.07          80,000                  80,600
---------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
Aramark
   Tranche B Term Loan
      08-08-13                        7.45-7.47         220,000(b)              222,382
      08-08-13                        7.45-7.47       1,955,000               1,976,173
                                                                        ---------------
Total                                                                         2,198,555
---------------------------------------------------------------------------------------

HEALTH CARE (0.5%)
HCA
   Tranche B Term Loan
      11-14-13                             7.61       1,570,000(b)            1,588,651
      11-14-13                             7.61      11,480,000              11,616,382
                                                                        ---------------
Total                                                                        13,205,033
---------------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Intelsat Bermuda
   Term Loan
      07-11-14                             7.86       1,135,000(c)            1,144,931
VNU
   Tranche B Term Loan
      08-09-13                             7.61       1,475,000(b,c)          1,489,750
      08-09-13                             7.61       3,994,988(c)            4,034,938
                                                                        ---------------
Total                                                                         6,669,619
---------------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 29

BORROWER                                COUPON       PRINCIPAL                 VALUE(a)
                                         RATE         AMOUNT
RETAILERS (0.1%)
Michaels Stores
   Tranche B Term Loan
      10-31-13                             8.13%   $  2,222,035         $     2,242,434
Neiman Marcus Group
   Tranche B Term Loan
      04-06-13                             7.35       1,755,000               1,774,884
                                                                        ---------------
Total                                                                         4,017,318
---------------------------------------------------------------------------------------

TECHNOLOGY (0.1%)
West Corp
   Tranche B Term Loan
      10-24-13                        7.76-8.11       2,715,000               2,741,580
---------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $30,112,636)                                                     $    30,356,857
---------------------------------------------------------------------------------------

MONEY MARKET FUND (5.6%)(p)

                                                       SHARES                  VALUE(a)
RiverSource Short-Term
   Cash Fund                                        155,260,259(q)      $   155,260,259
---------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $155,260,259)                                                    $   155,260,259
---------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,884,706,221)(r)                                               $ 2,881,023,912
=======================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $88,592,289.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2007, the value of foreign securities represented 2.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2007, the value of these securities amounted to $130,172,220 or 4.7% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation

      MBIA -- MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.


------------------------------------------------------------------------------

30 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2007.

(h) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007.

(k) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2007:

      SECURITY                         PRINCIPAL     SETTLEMENT    PROCEEDS            VALUE
                                        AMOUNT          DATE      RECEIVABLE
      --------------------------------------------------------------------------------------
      Federal Natl Mtge Assn
         03-01-22 4.50%              $ 15,000,000    03-19-07    $ 14,411,719   $ 14,535,930
         03-01-22 5.00                 15,650,000    03-19-07      15,332,109     15,439,695
         03-01-37 5.00                 19,000,000    03-13-07      18,337,968     18,441,875

(m) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

      TYPE OF SECURITY                                                   NOTIONAL AMOUNT
      ----------------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Long Bond, June 2007, 20-year                                    $ 68,500,000
      U.S. Treasury Note, June 2007, 5-year                                   77,800,000
      U.S. Treasury Note, June 2007, 10-year                                  43,700,000

      SALE CONTRACTS
      U.S. Treasury Note, June 2007, 2-year                                   55,000,000

(n)   Identifies issues considered to be illiquid as to their marketability
      (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's
      Board of Directors. Information concerning such security holdings at Feb. 28, 2007, is as follows:


      SECURITY                                               ACQUISITION                   COST
                                                                DATES
      -----------------------------------------------------------------------------------------
      United Artists Theatre Circuit
         9.30% 2015                                    02-23-96 thru 08-12-96       $ 6,295,664


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 31

NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(o) At Feb. 28, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(p) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.5% of net assets. See
      Note 5 to the financial statements. 3.1% of net assets is the Fund's cash equivalent position.

(q)   Affiliated Money Market Fund -- See Note 7 to the financial statements.

(r) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $2,884,706,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                             $    18,499,000
      Unrealized depreciation                                                 (22,181,000)
      ------------------------------------------------------------------------------------
      Net unrealized depreciation                                         $    (3,682,000)
      ------------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's
      Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330);
      and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form
      N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

32 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

FEB. 28, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $2,729,445,962)                       $ 2,725,763,653
   Affiliated money market fund (identified cost $155,260,259) (Note 7)             155,260,259
-----------------------------------------------------------------------------------------------
Total investments in securities (identified cost $2,884,706,221)                  2,881,023,912
Cash in bank on demand deposit                                                          323,121
Foreign currency holdings (identified cost $2,070,004) (Note 1)                       2,161,459
Capital shares receivable                                                             1,190,712
Accrued interest receivable                                                          18,503,129
Receivable for investment securities sold                                           136,054,707
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,039,257,040
-----------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                                     1,522,869
Capital shares payable                                                                  323,694
Payable for investment securities purchased                                         164,707,264
Payable upon return of securities loaned (Note 5)                                    69,055,000
Accrued investment management services fee                                               34,546
Accrued distribution fee                                                                473,090
Accrued transfer agency fee                                                               6,586
Accrued administrative services fee                                                       4,739
Accrued plan administration services fee                                                 16,728
Other accrued expenses                                                                  245,428
Forward sale commitments, at value (proceeds receivable $48,081,796) (Note 1)        48,417,500
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   284,807,444
-----------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                              $ 2,754,449,596
===============================================================================================


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 33

FEB. 28, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                  $     5,645,397
Additional paid-in capital                                                                  2,900,775,931
Excess of distributions over net investment income                                             (1,145,380)
Accumulated net realized gain (loss) (Note 10)                                               (148,666,945)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (Note 6)                 (2,159,407)
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                  $ 2,754,449,596
==========================================================================================================
Net assets applicable to outstanding shares:              Class A                         $ 1,954,741,012
                                                          Class B                         $   381,162,809
                                                          Class C                         $    16,747,242
                                                          Class I                         $   319,653,597
                                                          Class R2                        $         5,063
                                                          Class R3                        $         5,063
                                                          Class R4                        $    81,115,961
                                                          Class R5                        $         5,063
                                                          Class W                         $     1,013,786
Net asset value per share of outstanding capital stock:   Class A shares    400,684,005   $          4.88
                                                          Class B shares     78,128,377   $          4.88
                                                          Class C shares      3,432,220   $          4.88
                                                          Class I shares     65,435,375   $          4.89
                                                          Class R2 shares         1,040   $          4.87
                                                          Class R3 shares         1,040   $          4.87
                                                          Class R4 shares    16,648,855   $          4.87
                                                          Class R5 shares         1,040   $          4.87
                                                          Class W shares        207,722   $          4.88
----------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 5)                                         $    68,423,700
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

34 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEB. 28, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                                           $ 67,731,305
Income distributions from affiliated money market fund (Note 7)                       3,740,752
Fee income from securities lending (Note 5)                                             183,803
------------------------------------------------------------------------------------------------
Total income                                                                         71,655,860
------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                    6,297,290
Distribution fee
   Class A                                                                            2,445,361
   Class B                                                                            1,933,077
   Class C                                                                               83,772
   Class R2                                                                                   5
   Class R3                                                                                   2
   Class W                                                                                   60
Transfer agency fee
   Class A                                                                            1,598,600
   Class B                                                                              340,750
   Class C                                                                               14,745
   Class R2                                                                                   1
   Class R3                                                                                   1
   Class R4                                                                              59,172
   Class R5                                                                                   1
   Class W                                                                                   48
Service fee -- Class R4                                                                  36,188
Administrative services fees and expenses                                               863,988
Plan administration services fee
   Class R2                                                                                   2
   Class R3                                                                                   2
   Class R4                                                                              46,594
Compensation of board members                                                            28,804
Custodian fees                                                                          130,700
Printing and postage                                                                    288,235
Registration fees                                                                        75,970
Professional fees                                                                        26,843
Other                                                                                    52,835
------------------------------------------------------------------------------------------------
Total expenses                                                                       14,323,046
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)  (1,114,756)
------------------------------------------------------------------------------------------------
                                                                                     13,208,290
   Earnings and bank fee credits on cash balances (Note 2)                             (120,083)
------------------------------------------------------------------------------------------------
Total net expenses                                                                   13,088,207
------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                      58,567,653
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 35

SIX MONTHS ENDED FEB. 28, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                  $ 40,375,717
   Futures contracts                                                                  1,469,870
   Swap transactions                                                                    289,325
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              42,134,912
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                25,131,401
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                67,266,313
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    $125,833,966
===============================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

36 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FEB. 28, 2007      AUG. 31, 2006
                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                             (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                            $  58,567,653     $  103,147,373
Net realized gain (loss) on investments                                       42,134,912        (39,151,119)
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies          25,131,401        (17,503,759)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              125,833,966         46,492,495
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
   Class A                                                                   (46,273,505)       (76,604,597)
   Class B                                                                    (7,677,278)       (15,585,869)
   Class C                                                                      (332,467)          (591,217)
   Class I                                                                    (7,302,646)        (4,560,444)
   Class R2                                                                          (44)               N/A
   Class R3                                                                          (47)               N/A
   Class R4                                                                   (2,629,979)        (6,737,531)
   Class R5                                                                          (52)               N/A
   Class W                                                                          (852)               N/A
------------------------------------------------------------------------------------------------------------
Total distributions                                                          (64,216,870)      (104,079,658)
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 37

                                                                            FEB. 28, 2007     AUG. 31, 2006
                                                                          SIX MONTHS ENDED     YEAR ENDED
                                                                             (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                                $   124,019,701    $   316,729,749
   Class B shares                                                              32,578,573         79,990,744
   Class C shares                                                               1,689,939          3,579,299
   Class I shares                                                              80,806,691        109,101,564
   Class R2 shares                                                                  5,000                N/A
   Class R3 shares                                                                  5,000                N/A
   Class R4 shares                                                             13,541,321         19,247,047
   Class R5 shares                                                                  5,000                N/A
   Class W shares                                                               1,011,580                N/A
Fund Merger (Note 9)
   Class A shares                                                                     N/A        482,178,674
   Class B shares                                                                     N/A         84,180,791
   Class C shares                                                                     N/A          3,014,375
   Class I shares                                                                     N/A        161,023,234
   Class R4 shares                                                                    N/A         43,644,789
Reinvestment of distributions at net asset value
   Class A shares                                                              37,191,322         60,868,805
   Class B shares                                                               6,839,149         13,634,050
   Class C shares                                                                 290,185            518,063
   Class I shares                                                               7,223,848          4,443,417
   Class R4 shares                                                              2,653,017          6,613,878
   Class W shares                                                                     725                N/A
Payments for redemptions
   Class A shares                                                            (263,739,909)      (578,402,371)
   Class B shares (Note 2)                                                    (68,847,786)      (247,147,060)
   Class C shares (Note 2)                                                     (2,904,158)        (7,432,273)
   Class I shares                                                             (50,771,560)        (1,248,255)
   Class R4 shares                                                           (109,531,516)       (95,308,639)
   Class W shares                                                                  (1,304)               N/A
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            (187,935,182)       459,229,881
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      (126,318,086)       401,642,718
Net assets at beginning of period                                           2,880,767,682      2,479,124,964
-------------------------------------------------------------------------------------------------------------
Net assets at end of period                                               $ 2,754,449,596    $ 2,880,767,682
=============================================================================================================
Undistributed (excess of distributions over) net investment income        $    (1,145,380)   $     4,503,837
-------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

38 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Feb. 28, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Diversified Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Diversified Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in bonds and other debt securities including securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes were effective Dec. 11, 2006.

At Feb. 28, 2007, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers additional classes of shares, Class R2, Class R3 and Class R5, offered to certain institutional investors. These shares are sold without a front-end sales charge or CDSC. At Feb. 28, 2007, Ameriprise Financial owned 100% of Class R2, Class R3 and Class R5 shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, offered through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. At Feb. 28, 2007, Ameriprise Financial owned 100% of Class W shares.

At Feb. 28, 2007, Ameriprise Financial and the affiliated funds-of-funds owned approximately 12% of the total outstanding Fund shares.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 39

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Feb. 28, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Feb. 28, 2007 was $6,751,731 representing 0.25% of net assets. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Feb. 28, 2007, the Fund has entered into outstanding when-issued securities of $85,512,289 and other forward-commitments of $3,080,000.


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40 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 41

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Feb. 28, 2007, foreign currency holdings consisted of European monetary units and British pounds.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."


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42 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Funds.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 43

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the fund. The adoption of FIN 48 is not anticipated to have a material impact on the fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% annually as the Fund's assets increase.


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44 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses in the amount of $12,829 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $18.50 per shareholder account.

In addition, with the introduction of Class R2, Class R3, Class R5 and Class W shares, the Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 45

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4 and the introduction of Class R2 and Class R3. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares.

Prior to Dec. 11, 2006, under a Shareholder Service Agreement, the Fund paid the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee was calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $928,404 for Class A, $184,687 for Class B and $1,520 for Class C for the six months ended Feb. 28, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Feb. 28, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds), such that net expenses are 0.89% for Class A, 1.65% for Class B, 1.65% for Class C, 0.54% for Class I, 1.32% for Class R2, 1.07% for Class R3, 0.73% for Class R4, 0.57% for Class R5 and 0.95% for Class W. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C, Class R4 and Class W were $620,456, $127,815, $5,195, $37,786 and
$5, respectively, and the management fees waived at the Fund level were $323,499. In addition, the Investment Manager


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46 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT
and its affiliates have agreed to waive certain fees and expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.89% for Class A, 1.65% for Class B, 1.66% for Class C, 0.54% for Class I, 1.32% for Class R2, 1.07% for Class R3, 0.73% for Class R4, 0.57% for Class R5 and 0.97% for Class W of the Fund's average daily net assets.

During the six months ended Feb. 28, 2007, the Fund's custodian and transfer agency fees were reduced by $120,083 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,754,878,291 and $4,075,330,220, respectively, for the six months ended Feb. 28, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                           SIX MONTHS ENDED FEB. 28, 2007
                                         CLASS A       CLASS B         CLASS C     CLASS I     CLASS R2(a)
-----------------------------------------------------------------------------------------------------------
Sold                                    25,785,759     6,771,888       351,116    16,755,014         1,040
Issued for reinvested distributions      7,722,377     1,420,212        60,259     1,497,909            --
Redeemed                               (54,845,844)  (14,313,864)     (603,790)  (10,557,562)           --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                (21,337,708)   (6,121,764)     (192,415)    7,695,361         1,040
-----------------------------------------------------------------------------------------------------------

                                       CLASS R3(a)   CLASS R4(b)   CLASS R5(a)    CLASS W(c)
-----------------------------------------------------------------------------------------------------------
Sold                                         1,040     2,808,650         1,040      207,840
Issued for reinvested distributions             --       551,782            --          150
Redeemed                                        --   (22,913,597)           --         (268)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                      1,040   (19,553,165)        1,040      207,722
-----------------------------------------------------------------------------------------------------------

                                                            YEAR ENDED AUG. 31, 2006
                                        CLASS A        CLASS B       CLASS C       CLASS I     CLASS R4(b)
-----------------------------------------------------------------------------------------------------------
Sold                                    66,603,100    16,761,356       749,835    23,207,815     4,039,333
Fund merger                            101,470,543    17,711,859       633,369    33,851,639     9,182,696
Issued for reinvested distributions     12,810,045     2,867,046       108,893       941,851     1,392,410
Redeemed                              (121,661,365)  (52,093,450)   (1,561,227)     (263,328)  (19,763,678)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                 59,222,323   (14,753,189)      (69,130)   57,737,977    (5,149,239)
-----------------------------------------------------------------------------------------------------------

(a)   Inception date is Dec. 11, 2006.

(b)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(c)   Inception date is Dec. 1, 2006.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 47

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Feb. 28, 2007, securities valued at $68,423,700 were on loan to brokers. For collateral, the Fund received $69,055,000 in cash. Cash collateral received is invested in short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $183,803 for the six months ended Feb. 28, 2007. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. INTEREST RATE FUTURES CONTRACTS

At Feb. 28, 2007, investments in securities included securities valued at $1,438,770 that were pledged as collateral to cover initial margin deposits on 1,900 open purchase contracts and 275 open sale contracts. The notional market value of the open purchase contracts at Feb. 28, 2007 was $207,249,191 with a net unrealized gain of $1,953,678. The notional market value of the open sale contracts at Feb. 28, 2007 was $56,362,111 with a net unrealized loss of $186,527. See "Summary of significant accounting policies" and "Notes to investments in securities."

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


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48 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the six months ended Feb. 28, 2007.

9. FUND MERGER

At the close of business on March 10, 2006, RiverSource Diversified Bond Fund acquired the assets and assumed the identified liabilities of RiverSource Selective Fund. The reorganization was completed after shareholders approved the plan on Feb. 15, 2006.

The aggregate net assets of RiverSource Diversified Bond Fund immediately before the acquisition were $2,230,540,317 and the combined net assets immediately after the acquisition were $3,004,582,180.

The merger was accomplished by a tax-free exchange of 91,783,512 shares of RiverSource Selective Fund valued at $774,041,863.

In exchange for the RiverSource Selective Fund shares and net assets, RiverSource Diversified Bond Fund issued the following number of shares:

                                                                    SHARES
Class A                                                          101,470,543
Class B                                                           17,711,859
Class C                                                              633,369
Class I                                                           33,851,639
Class Y                                                            9,182,696


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 49

RiverSource Selective Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized depreciation, accumulated net realized loss and temporary book-to-tax differences.

                                                                                     TEMPORARY
                     TOTAL NET       CAPITAL      UNREALIZED       ACCUMULATED      BOOK-TO-TAX
                      ASSETS          STOCK      DEPRECIATION   NET REALIZED LOSS   DIFFERENCES
------------------------------------------------------------------------------------------------
RiverSource
  Selective Fund   $774,041,863   $826,804,340   $(18,618,938)  $     (34,129,421)  $   (14,118)

10. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $175,789,584 at Aug. 31, 2006, that if not offset by capital gains will expire as follows:

    2009          2010         2012          2014          2015
$78,698,873   $49,658,521   $5,227,159   $12,836,807   $29,368,224

RiverSource Diversified Bond Fund acquired $31,763,053 of capital loss carry-overs in connection with the RiverSource Selective Fund merger (Note 9). In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital gains as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.


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50 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


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RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 51

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

52 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

12. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Aug. 31,                 2007(h)          2006         2005         2004         2003
Net asset value, beginning of period      $  4.77          $  4.89      $  4.87      $  4.78      $  4.75
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .10              .19          .18          .18          .20
Net gains (losses) (both realized and
   unrealized)                                .12             (.11)         .03          .08          .03
----------------------------------------------------------------------------------------------------------
Total from investment operations              .22              .08          .21          .26          .23
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.11)            (.20)        (.19)        (.17)        (.20)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  4.88          $  4.77      $  4.89      $  4.87      $  4.78
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $ 1,955          $ 2,013      $ 1,774      $ 1,933      $ 2,280
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
   assets(b),(c)                              .89%(d),(e)      .89%(d)      .94%(d)      .98%(d)      .97%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets               4.32%(e)         4.09%        3.67%        3.55%        4.16%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)          134%             281%         300%         279%         256%
----------------------------------------------------------------------------------------------------------
Total return(f)                              4.72%(g)         1.64%        4.38%        5.54%        4.91%
----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.98% for the six months ended Feb. 28, 2007 and 0.99%, 1.02% and 1.00% for the years ended Aug. 31, 2006, 2005 and
      2004, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Feb. 28, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 53

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Aug. 31,                 2007(h)          2006         2005         2004         2003
Net asset value, beginning of period      $  4.77          $  4.89      $  4.88      $  4.78      $  4.75
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .09              .16          .15          .14          .16
Net gains (losses) (both realized
   and unrealized)                            .11             (.12)         .01          .09          .03
----------------------------------------------------------------------------------------------------------
Total from investment operations              .20              .04          .16          .23          .19
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.09)            (.16)        (.15)        (.13)        (.16)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  4.88          $  4.77      $  4.89      $  4.88      $  4.78
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $   381          $   402      $   484      $   628      $   902
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(b),(c)                   1.65%(d),(e)     1.65%(d)     1.70%(d)     1.73%(d)     1.73%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets               3.56%(e)         3.31%        2.92%        2.78%        3.40%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)          134%             281%         300%         279%         256%
----------------------------------------------------------------------------------------------------------
Total return(f)                              4.34%(g)          .88%        3.39%        4.95%        4.12%
----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.74% for the six months ended Feb. 28, 2007 and 1.76%, 1.78% and 1.75% for the years ended Aug. 31, 2006, 2005 and
      2004, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Feb. 28, 2007 (Unaudited).


------------------------------------------------------------------------------

54 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Aug. 31,                 2007(h)            2006             2005             2004            2003
Net asset value, beginning of period      $  4.77            $  4.90         $   4.88         $   4.78         $  4.75
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .09                .16              .15              .14             .16
Net gains (losses) (both realized
   and unrealized)                            .11               (.13)             .02              .09             .03
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations              .20                .03              .17              .23             .19
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.09)              (.16)            (.15)            (.13)           (.16)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  4.88            $  4.77         $   4.90         $   4.88         $  4.78
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    17            $    17         $     18         $     21         $    27
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(b),(c)                   1.65%(d,(e)        1.66%(d)         1.70%(d)         1.73%(d)        1.74%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets               3.57%(e)           3.31%            2.93%            2.79%           3.34%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)          134%               281%             300%             279%            256%
-----------------------------------------------------------------------------------------------------------------------
Total return(f)                              4.33%(g)            .66%            3.60%            4.95%           4.11%
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.74% for the six months ended Feb. 28, 2007 and 1.76%, 1.79% and 1.75% for the years ended Aug. 31, 2006, 2005 and
      2004, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Feb. 28, 2007 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 55

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Aug. 31,                 2007(i)             2006             2005          2004(b)
Net asset value, beginning of period      $  4.78             $  4.89         $   4.88      $   4.91
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .11                 .21              .20           .11
Net gains (losses) (both realized
   and unrealized)                            .12                (.11)             .02          (.04)
--------------------------------------------------------------------------------------------------------
Total from investment operations              .23                 .10              .22           .07
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.12)               (.21)            (.21)         (.10)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  4.89             $  4.78         $   4.89      $   4.88
--------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $   320             $   276         $     --      $     --
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d)                    .54%(e),(f)         .54%(e)          .60%          .59%(f)
--------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets               4.68%(f)            4.59%            4.01%         3.13%(f)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)          134%                281%             300%          279%
--------------------------------------------------------------------------------------------------------
Total return(g)                              4.90%(h)            2.19%            4.53%         1.43%(h)
--------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 0.57% for the six months ended Feb. 28, 2007 and 0.55% for the year ended Aug. 31, 2006.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.

(i)   Six months ended Feb. 28, 2007 (Unaudited).


------------------------------------------------------------------------------

56 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Aug. 31,                                            2007(b)
Net asset value, beginning of period                                 $  4.82
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .04
Net gains (losses) (both realized
   and unrealized)                                                       .05
--------------------------------------------------------------------------------
Total from investment operations                                         .09
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  4.87
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                              $    --
--------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d),(e)                                          1.32%(f)
--------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                          3.96%(f)
--------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                                     134%
--------------------------------------------------------------------------------
Total return(g)                                                         2.14%(h)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 11, 2006 (inception date) to Feb. 28, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R2 would have been 1.33% for the period ended Feb. 28, 2007.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 57

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Aug. 31,                                            2007(b)
Net asset value, beginning of period                                 $  4.82
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .04
Net gains (losses) (both realized
   and unrealized)                                                       .05
--------------------------------------------------------------------------------
Total from investment operations                                         .09
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.04)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  4.87
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                              $    --
--------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d),(e)                                          1.07%(f)
--------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                          4.23%(f)
--------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                                     134%
--------------------------------------------------------------------------------
Total return(g)                                                         2.20%(h)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 11, 2006 (inception date) to Feb. 28, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R3 would have been 1.07% for the six months ended Feb. 28, 2007.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

58 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

CLASS R4*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Aug. 31,                 2007(h)              2006             2005             2004             2003
Net asset value, beginning of period      $  4.77           $     4.89       $     4.88       $     4.78       $     4.75
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  .11                  .20              .19              .18              .21
Net gains (losses) (both realized
   and unrealized)                            .11                 (.12)             .02              .10              .03
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations              .22                  .08              .21              .28              .24
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.12)                (.20)            (.20)            (.18)            (.21)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $  4.87           $     4.77       $     4.89       $     4.88       $     4.78
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    81           $      173       $      202       $      203       $      268
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(b),(c)                    .73%(d),(e)          .73%(d)          .78%(d)          .81%(d)          .81%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets               4.41%(e)             4.24%            3.85%            3.70%            4.34%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)          134%                 281%             300%             279%             256%
--------------------------------------------------------------------------------------------------------------------------
Total return(f)                              4.60%(g)             1.81%            4.34%            5.92%            5.08%
--------------------------------------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class R4 would have been 0.81% for the six months ended Feb. 28, 2007 and 0.82%, 0.86% and 0.83% for the years ended Aug. 31, 2006, 2005 and 2004, respectively.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Feb. 28, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 59

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Aug. 31,                                    2007(b)
Net asset value, beginning of period                       $    4.82
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                     .05
Net gains (losses) (both realized
   and unrealized)                                               .05
------------------------------------------------------------------------
Total from investment operations                                 .10
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                            (.05)
------------------------------------------------------------------------
Net asset value, end of period                             $    4.87
------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                    $      --
------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(c),(d),(e)                                   .57%(f)
------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                                  4.72%(f)
------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)                             134%
------------------------------------------------------------------------
Total return(g)                                                 2.30%(h)
------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 11, 2006 (inception date) to Feb. 28, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R5 would have been 0.61% for the period ended Feb. 28, 2007.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

60 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended Aug. 31,                                         2007(b)
Net asset value, beginning of period                               $ 4.84
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          .05
Net gains (losses) (both realized and unrealized)                     .04
-----------------------------------------------------------------------------
Total from investment operations                                      .09
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                 (.05)
-----------------------------------------------------------------------------
Net asset value, end of period                                     $ 4.88
-----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                            $    1
-----------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d),(e)              .95%(f)
-----------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets    3.89%(f)
-----------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)             134%
-----------------------------------------------------------------------------
Total return(g)                                                      2.00%(h)
-----------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from Dec. 1, 2006 (inception date) to Feb. 28, 2007
      (Unaudited).

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class W would have been 0.97% for the period ended Feb. 28, 2007.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT 61

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

62 RIVERSOURCE DIVERSIFIED BOND FUND - 2007 SEMIANNUAL REPORT

RIVERSOURCE(R) DIVERSIFIED BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS
                        This report must be accompanied or preceded by the
                        Fund's current prospectus. RiverSource(R) mutual funds
                        are distributed by RiverSource Distributors, Inc. and
                        Ameriprise Financial Services, Inc., Members NASD, and
                        managed by RiverSource Investments, LLC. These companies
RIVERSOURCE [LOGO](R)   are part of Ameriprise Financial, Inc.
      INVESTMENTS
                                                          S-6490 X (4/07)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Diversified Income Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   May 2, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   May 2, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   May 2, 2007